Stockholders’ Equity (Details Narrative)																																													1 Months Ended	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 11, 2023 USD ($) shares	Aug. 22, 2023 USD ($) shares	Feb. 14, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) shares	Dec. 01, 2022 USD ($) shares	Nov. 01, 2022 USD ($) shares	Oct. 01, 2022 USD ($) shares	Sep. 26, 2022 USD ($) shares	Sep. 01, 2022 USD ($) shares	Aug. 25, 2022 USD ($) shares	Aug. 01, 2022 USD ($) shares	Aug. 01, 2022 USD ($) shares	Jul. 01, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 03, 2022 USD ($) shares	Jun. 03, 2022 USD ($) shares	Jun. 02, 2022 USD ($) shares	Jun. 01, 2022 USD ($) shares	May 01, 2022 USD ($) shares	Apr. 05, 2022 USD ($) shares	Apr. 04, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Feb. 03, 2022 USD ($) shares	Jan. 24, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 05, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Jul. 21, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 24, 2021 CAD ($) shares	Jun. 24, 2021 CAD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 29, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) shares	Apr. 19, 2021 USD ($) shares	Apr. 15, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 30, 2021 USD ($) shares	Feb. 08, 2021 USD ($) shares	Jul. 02, 2020 USD ($) shares	Jan. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 30, 2023 USD ($) $ / shares shares	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)
Class of Stock [Line Items]
Purchase price | $ / shares				$ 1,000.00																																																			$ 1,000.00
Conversion of stock																																																							500
Common stock, shares authorized				100,000,000																								100,000,000																		100,000,000							100,000,000		100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.0001																								$ 0.0001																		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding				26,766,425																								24,671,318																		5,970,011							5,970,011		26,766,425	24,671,318
Common stock, shares issued				26,766,425																								24,671,318																		5,970,011							5,970,011		26,766,425	24,671,318
Common stock issued for cash, shares																																	987,741	987,741				987,741							23,705
Stock issued, value																																						$ 2,800,000																		$ 6,596,500
Issuance of stock compensation expenses | $																																																					$ 109,000	$ 388,554	$ 667,998	644,220
Stock issued during period, shares, issued for services																																10,465				5,000			12,500			10,465
Stock issued during period, value, issued for services | $																																$ 75,871				$ 28,500			$ 25,000			$ 24,697													667,998	644,220
Debt instrument face amount				$ 899,999																													$ 200,000	$ 200,000																					899,999				$ 200,000
Stock compensation expense | $																																																					54,718		187,385	549,231
Shares issued price per share | $ / shares																														$ 2.30																												$ 2.30
Proceeds from issuance of common stock | $																																													$ 182,982								17,004	250,000	250,000	$ 882,800
Warrant to purchase shares																												353,250																												353,250
Due on convertible promissory note | $																																																					2,007,435		$ 1,118,888
Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				1,338,321																																																			1,338,321
Common stock, shares issued				1,338,321																																																			1,338,321
Stock issued, value | $																																														$ 281,389	$ 200,000	$ 1,880,692
Stock issued during period, value, issued for services | $																																														68,000	18,000	23,000	$ 57,221	$ 257,362	$ 73,971
Stock issued for debt, value | $																																														551,269	$ 758,589	1,743,230	$ 447,777
Stock Repurchased During Period, Value | $																																																$ 76,323
Gault Seafood [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																										167,093
Stock issued during period, value, issued for services | $																										$ 359,250
Gault Seafood [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																										8,355
Stock issued during period, value, issued for services | $																										$ 359,250
Intelligent Investments I, LLC [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																									15,385
Stock issued during period, value, issued for services | $																									$ 30,000
Intelligent Investments I, LLC [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																									769
TraDigital Marketing Group [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																	500	10,000							5,000
Stock issued during period, value, issued for services | $																	$ 13,800	$ 13,800							$ 9,750
TraDigital Marketing Group [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																									250
Stock issued during period, value, issued for services | $																									$ 9,750
Mark Crone [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services		200,000
Stock issued during period, value, issued for services | $		$ 157,980
Stock compensation expense | $																																																					$ 50,000
Newbridge Securities Corporation [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																						24,816							800,000
Stock issued during period, value, issued for services | $																						$ 156,341							$ 4,000,000
Newbridge Securities Corporation [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																						1,240
Stock issued during period, value, issued for services | $																						$ 156,341
Intelligent Investment I LLC [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																24,194												18,405
Stock issued during period, value, issued for services | $																$ 30,000
Intelligent Investment I LLC [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services															1,209
Stock issued during period, value, issued for services | $															$ 30,000										$ 30,000
TraDigital Marketing Group [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																												5,000
Clear Think Capital [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																																																					91,612
Stock issued, value | $																																																					$ 200,000
Stock issued during period, shares, issued for services						9,231	6,593	9,524		5,217		4,615	4,615	4,839					4,444	222	3,922			2,871																													34,277
Stock issued during period, value, issued for services | $						$ 6,000	$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000	$ 6,000					$ 6,000	$ 6,000	$ 6,000			$ 6,000
Stock issued for commitment fees																																																					62,500
Stock issued for commitment fees, value | $																																																					$ 141,250
Clear Think Capital [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																					196
Stock issued during period, value, issued for services | $																					$ 6,000
SRAX, Inc. [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																							9,569
Stock issued during period, value, issued for services | $																							$ 20,000
Stock compensation expense | $																																																							$ 15,000
SRAX, Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																							478
Stock issued during period, value, issued for services | $																							$ 20,000
Stock compensation expense | $																																																					$ 5,000
Lind [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services					222,222				222,222		222,222
Stock issued during period, value, issued for services | $					$ 100,000				$ 176,666		$ 271,111
Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Stock issued for debt									222,222		222,222
Common stock issued for cash, shares																																																					1,379,212
Stock issued, value | $																																																					$ 3,053,089
Debt instrument face amount | $																																														$ 1,108,800							1,108,800
Stock issued for debt, value | $									$ 176,666		$ 271,111
Due on convertible promissory note | $																																																					2,075,900
Loss on settlement of debt | $																																																					$ 977,188
Aegis Capital Corp. [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares			410,000
Warrant to purchase shares			40,000																																											40,000							40,000
Proceeds from public offering | $			$ 1,692,000
Kenar Note [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																																					105,757
Debt instrument face amount | $																																					$ 227,378
Investment Banking Engagement Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																																												60,000
Stock issued, value | $																																												$ 138,000
Issuance of stock compensation expenses | $																																																								$ 69,000
Investor Relations Consulting Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																														5,000		5,000			5,000						5,000		25,000
Stock issued during period, value, issued for services | $																														$ 30,000		$ 36,250			$ 31,500						$ 11,800		$ 25,250
Consulting Agreement [Member] | Intelligent Investments I, LLC [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																															52,326
Stock issued during period, value, issued for services | $																															$ 171,106
Stock compensation expense | $																																																							$ 136,885
Subscription Arrangement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																												1,500,000
Shares issued price per share | $ / shares																												$ 2.00																												$ 2.00
Sales Agreement [Member] | Roth Capital Patners LLC [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares																																													7,564
Stock Repurchased During Period, Value | $																																													$ 76,323
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares	690,000
Proceeds from issuance of common stock | $	$ 321,195
Warrant to purchase shares	1,700,410
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Conversion of stock																											50,000
Debt instrument face amount | $																											$ 5,750,000																														$ 1,200,000
Shares issued price per share | $ / shares																																																									$ 2.45
Warrant to purchase shares																											1,000,000																														435,035
Series A 8% Cumulative Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																																							8.00%
Series A Preferred [Member]
Class of Stock [Line Items]
Common stock dividends, shares																																706,500
Common stock dividends | $																																$ 1,413
Warrant [Member]
Class of Stock [Line Items]
Warrant to purchase shares				2,413,500																								1,538,500																											2,413,500	1,538,500
Warrant [Member] | Newbridge Securities Corporation [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																													56,000
Shares issued price per share | $ / shares																													$ 5.00
Warrant [Member] | Investor Relations Consulting Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																											125,000	370,750
Proceeds from issuance of warrants | $																											$ 250,000	$ 882,800
Warrant [Member] | Investor Relations Consulting Agreement [Member] | Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																											6,250
Proceeds from issuance of warrants | $																											$ 250,000
Warrant [Member] | Subscription Arrangement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																												1,500,000
Shares issued price per share | $ / shares																												$ 2.00																												$ 2.00
Proceeds from issuance of warrants | $																												$ 3,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																																							8.00%
Conversion of stock																																																							1,413
Series A Preferred Share Holders [Member]
Class of Stock [Line Items]
Stock issued for debt																																																							706,500
Board Of Directors [Member] | Eight Percentage Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of designated preferred stock				10,000																																																			10,000
Series A Preferred Stockholders [Member]
Class of Stock [Line Items]
Issuance of dividend shares																																									11,975											11,975
Stock Issued During Period, Value, Stock Dividend | $																																																				$ 28,260
Walter Lubkin Jr Walter Lubkin Three Tracy Greco John Lubkin [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																																								16,460
Stock issued during period, value, issued for services | $																																								$ 39,504
John Keeler [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services				62,500																								10,992
Trond Ringstad [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services				100,000																								15,107
Jeffrey Guzy [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services				143,750																								19,909
Juan Carlos Dalto And Silvia Alana [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services				43,403
Total fair value | $				$ 222,222																																																			$ 222,222
Walter F. Lubkin, Jr. [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services				440,572
Walter Lubkin And Tracy Greco And John Lubkin [Member]
Class of Stock [Line Items]
Stock issued during period shares issued for services | $				$ 176,228